UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1	–	Schedule of Investments

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 57.1%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	17,107	$239,498
BlackRock Global Dynamic Equity Fund, Institutional Class	38,036	382,638
BlackRock Global Emerging Markets Fund, Institutional Class	8,783	136,662
BlackRock International Opportunities Portfolio, Institutional Class	2,694	78,612
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	13,933	177,090
Master Basic Value LLC	414,542	400,740
Master Large Cap Core Fund	418,316	361,572

		1,776,812

Fixed Income Funds — 42.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	13,353	136,873
BlackRock Total Return Fund, BlackRock Class	115,675	1,189,136

		1,326,009

Total Affiliated Investment Companies (Cost — $2,962,238*) — 99.8%		3,102,821
Other Assets in Excess of Liabilities — 0.2%		6,453

Net Assets — 100.0%		$3,109,274

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,998,946

Gross unrealized appreciation	$242,117
Gross unrealized depreciation	(138,242)

Net unrealized appreciation	$103,875

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$3,102,821
Level 2	—
Level 3	—

Total	$3,102,821

July 31, 2009	1

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 62.0%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	33,130	$463,819
BlackRock Global Dynamic Equity Fund, Institutional Class	73,288	737,280
BlackRock Global Emerging Markets Fund, Institutional Class	16,798	261,377
BlackRock International Opportunities Portfolio, Institutional Class	5,225	152,468
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	27,036	343,629
Master Basic Value LLC	813,584	776,281
Master Large Cap Core Fund	811,304	699,390

		3,434,244

Fixed Income Funds — 38.3%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	21,474	220,106
BlackRock Total Return Fund, BlackRock Class	184,895	1,900,717

		2,120,823

Total Affiliated Investment Companies (Cost — $5,248,791*) — 100.3%		5,555,067
Liabilities in Excess of Other Assets — (0.3)%		(18,180)

Net Assets — 100.0%		$5,536,887

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,241,998

Gross unrealized appreciation	$509,607
Gross unrealized depreciation	(196,538)

Net unrealized appreciation	$313,069

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$5,555,067
Level 2	—
Level 3	—

Total	$5,555,067

2	July 31, 2009

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 67.3%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	58,922	$824,909
BlackRock Global Dynamic Equity Fund, Institutional Class	127,718	1,284,844
BlackRock Global Emerging Markets Fund, Institutional Class	28,332	440,847
BlackRock International Opportunities Portfolio, Institutional Class	9,236	269,502
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	47,788	607,388
Master Basic Value LLC	1,456,010	1,373,365
Master Large Cap Core Fund	1,447,676	1,240,400

		6,041,255

Fixed Income Funds — 32.8%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	30,094	308,464
BlackRock Total Return Fund, BlackRock Class	256,091	2,632,617

		2,941,081

Total Affiliated Investment Companies (Cost — $8,716,772*) — 100.1%		8,982,336
Liabilities in Excess of Other Assets — (0.1)%		(11,580)

Net Assets — 100.0%		$8,970,756

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,655,086

Gross unrealized appreciation	$562,475
Gross unrealized depreciation	(235,225)

Net unrealized appreciation	$327,250

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$8,982,336
Level 2	—
Level 3	—

Total	$8,982,336

July 31, 2009	3

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 74.9%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	43,189	$604,648
BlackRock Global Dynamic Equity Fund, Institutional Class	92,764	933,201
BlackRock Global Emerging Markets Fund, Institutional Class	19,832	308,588
BlackRock International Opportunities Portfolio, Institutional Class	6,820	199,008
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	35,365	449,486
Master Basic Value LLC	1,048,344	1,014,929
Master Large Cap Core Fund	1,021,790	916,176

		4,426,036

Fixed Income Funds — 25.2%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15,532	159,205
BlackRock Total Return Fund, BlackRock Class	129,380	1,330,030

		1,489,235

Total Affiliated Investment Companies (Cost — $5,552,275*) — 100.1%		5,915,271
Liabilities in Excess of Other Assets — (0.1)%		(6,894)

Net Assets — 100.0%		$5,908,377

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,541,271

Gross unrealized appreciation	$608,487
Gross unrealized depreciation	(234,487)

Net unrealized appreciation	$374,000

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$5,915,271
Level 2	—
Level 3	—

Total	$5,915,271

4	July 31, 2009

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 85.6%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	60,745	$850,432
BlackRock Global Dynamic Equity Fund, Institutional Class	127,947	1,287,144
BlackRock Global Emerging Markets Fund, Institutional Class	26,454	411,623
BlackRock International Opportunities Portfolio, Institutional Class	9,560	278,956
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	49,421	628,143
Master Basic Value LLC	1,464,898	1,420,554
Master Large Cap Core Fund	1,404,735	1,282,185

		6,159,037

Fixed Income Funds — 14.3%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	11,375	116,599
BlackRock Total Return Fund, BlackRock Class	88,968	914,596

		1,031,195

Total Affiliated Investment Companies (Cost — $6,790,782*) — 99.9%		7,190,232
Other Assets in Excess of Liabilities — 0.1%		9,413

Net Assets — 100.0%		$7,199,645

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,713,579

Gross unrealized appreciation	$586,350
Gross unrealized depreciation	(109,697)

Net unrealized appreciation	$476,653

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$7,190,232
Level 2	—
Level 3	—

Total	$7,190,232

July 31, 2009	5

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 94.8%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	29,603	$414,448
BlackRock Global Dynamic Equity Fund, Institutional Class	61,780	621,503
BlackRock Global Emerging Markets Fund, Institutional Class	12,317	191,659
BlackRock International Opportunities Portfolio, Institutional Class	4,693	136,955
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	24,288	308,703
Master Basic Value LLC	727,699	697,459
Master Large Cap Core Fund	710,556	628,826

		2,999,553

Fixed Income Funds — 4.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2,029	20,799
BlackRock Total Return Fund, BlackRock Class	12,410	127,571

		148,370

Total Affiliated Investment Companies (Cost — $3,000,189*) — 99.5%		3,147,923
Other Assets in Excess of Liabilities — 0.5%		15,019

Net Assets — 100.0%		$3,162,942

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,956,775

Gross unrealized appreciation	$286,492
Gross unrealized depreciation	(95,344)

Net unrealized appreciation	$191,148

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$3,147,923
Level 2	—
Level 3	—

Total	$3,147,923

6	July 31, 2009

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 94.4%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	35,163	$492,280
BlackRock Global Dynamic Equity Fund, Institutional Class	73,138	735,770
BlackRock Global Emerging Markets Fund, Institutional Class	14,586	226,963
BlackRock International Opportunities Portfolio, Institutional Class	5,544	161,776
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	28,680	364,522
Master Basic Value LLC	843,130	824,489
Master Large Cap Core Fund	816,325	744,259

		3,550,059

Fixed Income Funds — 4.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2,414	24,741
BlackRock Total Return Fund, BlackRock Class	14,717	151,292

		176,033

Total Affiliated Investment Companies (Cost — $3,523,902*) — 99.1%		3,726,092
Other Assets in Excess of Liabilities — 0.9%		35,672

Net Assets — 100.0%		$3,761,764

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,493,878

Gross unrealized appreciation	$305,783
Gross unrealized depreciation	(73,569)

Net unrealized appreciation	$232,214

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$3,726,092
Level 2	—
Level 3	—

Total	$3,726,092

July 31, 2009	7

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 94.3%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	13,019	$182,271
BlackRock Global Dynamic Equity Fund, Institutional Class	27,017	271,787
BlackRock Global Emerging Markets Fund, Institutional Class	5,383	83,760
BlackRock International Opportunities Portfolio, Institutional Class	2,048	59,762
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	10,621	134,991
Master Basic Value LLC	315,762	305,016
Master Large Cap Core Fund	305,660	275,175

		1,312,762

Fixed Income Funds — 4.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	890	9,121
BlackRock Total Return Fund, BlackRock Class	5,435	55,870

		64,991

Total Affiliated Investment Companies (Cost — $1,296,168*) — 99.0%		1,377,753
Other Assets in Excess of Liabilities — 1.0%		13,971

Net Assets — 100.0%		$1,391,724

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,291,643

Gross unrealized appreciation	$125,370
Gross unrealized depreciation	(39,260)

Net unrealized appreciation	$86,110

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$1,377,753
Level 2	—
Level 3	—

Total	$1,377,753

8	July 31, 2009

Schedules of Investments July 31, 2009 (Unaudited)	Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 96.2%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	10,353	$144,944
BlackRock Global Dynamic Equity Fund, Institutional Class	21,526	216,556
BlackRock Global Emerging Markets Fund, Institutional Class	4,287	66,700
BlackRock International Opportunities Portfolio, Institutional Class	1,631	47,594
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	8,444	107,322
Master Basic Value LLC	276,979	242,690
Master Large Cap Core Fund	234,138	219,301

		1,045,107

Fixed Income Funds — 4.8%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	711	7,292
BlackRock Total Return Fund, BlackRock Class	4,340	44,619

		51,911

Total Affiliated Investment Companies (Cost — $1,037,852*) — 101.0%		1,097,018
Liabilities in Excess of Other Assets — (1.0)%		(10,626)

Net Assets — 100.0%		$1,086,392

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,029,252

Gross unrealized appreciation	$125,752
Gross unrealized depreciation	(57,986)

Net unrealized appreciation	$67,766

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$1,097,018
Level 2	—
Level 3	—

Total	$1,097,018

July 31, 2009	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 22, 2009